Note 17 - Investment in Joint Venture and Other Investment (Tables)	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments [Table Text Block]
	2013	2014	2015

Current assets	11,207,156	9,520,607	11,880,202
Non current assets	268,669,047	252,531,888	223,366,979
Current liabilities	4,079,748	16,194,148	116,207,106
Non current liabilities	127,350,355	115,181,837	3,495,007
Members’ contributions	175,000,000	175,000,000	175,000,000
Voyage revenue	27,510,792	31,663,989	34,419,758
Net revenue	26,163,274	30,269,066	33,114,016
Operating loss	(7,313,783)	(11,058,601)	(7,912,039)
Net loss	(14,106,082)	(17,798,476)	(15,108,751)

Investment Income [Table Text Block]
In USD	Other Investment
Balance, January 1, 2014	5,196,196

Total gain for period included in Investment income	987,604
Balance, December 31, 2014	6,183,800
Total gain for period included in Investment income	1,212,938
Balance, December 31, 2015	7,396,738